Schedule of deferred commissions (Details) - MiX Telematics Limited [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Amortization recognized from deferred commissions	$ (5,894)	$ (4,276)
Cost of Sales [Member]
Amortization recognized from deferred commissions	(4,977)	(3,366)
Selling and Marketing Expense [Member]
Amortization recognized from deferred commissions	$ (917)	$ (910)